Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified							12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Land [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2012 Building and improvements [Member]	Dec. 31, 2011 Building and improvements [Member]	Dec. 31, 2012 Building and improvements [Member] Minimum [Member]	Dec. 31, 2012 Building and improvements [Member] Maximum [Member]	Dec. 31, 2012 Furniture equipment and software [Member]	Dec. 31, 2011 Furniture equipment and software [Member]	Dec. 31, 2012 Furniture equipment and software [Member] Minimum [Member]	Dec. 31, 2012 Furniture equipment and software [Member] Maximum [Member]
Summary of premises and equipment
Premises and equipment, Gross	$ 16,393	$ 15,199	$ 1,250	$ 1,250	$ 9,474	$ 8,992			$ 5,669	$ 4,957
Accumulated depreciation	(8,277)	(7,738)
Premises and equipment, net	$ 8,116	$ 7,461
Premises and equipment, useful life							7 years	39 years			3 years	20 years